Other Non-Current Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Non-Current Assets
21.	OTHER NON-CURRENT ASSETS

	At December 31 2018	At December 31 2017
Sales/indirect taxes recoverable	$66	$62
Water rights (note 7)	59	59
Exploration tax credits and mining duties	5	44
Other	26	24
	$156	$189